EARNINGS PER SHARE (Narrative) (Details) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
EARNINGS PER SHARE [Abstract]
Potential ordinary shares issuable upon exercise of employee share options excluded from diluted earnings per share computation	0	0	0